Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Equipment on operating leases [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2022 and 2023 are as follows:
(Cost)

Yen (millions)
Balance as of April 1, 2021	¥6,302,709

Additions	¥2,026,098
Sales or disposal	(2,171,117)
Exchange differences on translating foreign operations	509,447
Other	—

Balance as of March 31, 2022	¥6,667,137

Additions	¥1,543,448
Sales or disposal	(2,357,684)
Exchange differences on translating foreign operations	414,052
Other	—

Balance as of March 31, 2023	¥6,266,953

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2021	¥(1,382,793)

Depreciation	¥(879,196)
Sales or disposal	856,835
Exchange differences on translating foreign operations	(100,982)
Other	(1,872)

Balance as of March 31, 2022	¥(1,508,008)

Depreciation	¥(904,778)
Sales or disposal	955,122
Exchange differences on translating foreign operations	(77,740)
Other	(5,257)

Balance as of March 31, 2023	¥(1,540,661)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2022	¥5,159,129
Balance as of March 31, 2023	4,726,292

Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Within 1 year	¥824,769	¥737,110
Between 1 and 2 years	574,536	458,830
Between 2 and 3 years	240,437	220,722
Between 3 and 4 years	84,911	78,727
Between 4 and 5 years	27,796	25,641
Later than 5 years	—	10,148

Total	¥1,752,449	¥1,531,178

Property, plant and equipment [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2022 and 2023 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2021	¥628,724	¥2,558,905	¥5,687,117	¥217,198	¥9,091,944

Additions	8,473	26,268	102,835	229,253	366,829
Reclassification	387	28,766	199,242	(228,395)	—
Sales or disposal	(4,151)	(33,722)	(275,348)	—	(313,221)
Exchange differences on translating foreign operations	11,585	123,536	429,662	21,124	585,907
Other	454	(5,487)	4,421	(1,606)	(2,218)

Balance as of March 31, 2022	¥645,472	¥2,698,266	¥6,147,929	¥237,574	¥9,729,241

Additions	10,366	35,335	87,630	444,732	578,063
Reclassification	4,198	47,021	476,942	(528,161)	—
Sales or disposal	(9,980)	(80,024)	(297,580)	—	(387,584)
Deconsolidation	(3,580)	(19,932)	(82,733)	(3,384)	(109,629)
Exchange differences on translating foreign operations	7,167	84,744	285,024	16,047	392,982
Other	275	(6,556)	(1,572)	(2,029)	(9,882)

Balance as of March 31, 2023	¥653,918	¥2,758,854	¥6,615,640	¥164,779	¥10,193,191

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2021	¥(16,609)	¥(1,496,313)	¥(4,555,420)	¥(2,088)	¥(6,070,430)

Depreciation	(7,087)	(88,928)	(342,254)	—	(438,269)
Sales or disposal	1,403	22,920	251,628	—	275,951
Exchange differences on translating foreign operations	(235)	(68,557)	(344,775)	(19)	(413,586)
Other	(391)	(2,324)	(1,889)	1,104	(3,500)

Balance as of March 31, 2022	¥(22,919)	¥(1,633,202)	¥(4,992,710)	¥(1,003)	¥(6,649,834)

Depreciation	(6,025)	(96,136)	(410,340)	—	(512,501)
Sales or disposal	6,090	72,290	274,535	—	352,915
Deconsolidation	2,580	18,743	80,882	3,384	105,589
Exchange differences on translating foreign operations	(87)	(48,748)	(245,648)	126	(294,357)
Other	(2,863)	(7,768)	(12,857)	(3,406)	(26,894)

Balance as of March 31, 2023	¥(23,224)	¥(1,694,821)	¥(5,306,138)	¥(899)	¥(7,025,082)

(Carrying amount)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2022	¥622,553	¥1,065,064	¥1,155,219	¥236,571	¥3,079,407
Balance as of March 31, 2023	630,694	1,064,033	1,309,502	163,880	3,168,109

Summary of carrying amounts of the right-of-use assets
The changes in the carrying amounts of the
right-of-use
assets for the years ended March 31, 2022 and 2023 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total
Balance as of April 1, 2021	¥80,543	¥135,303	¥79,484	¥295,330

Additions	8,283	18,952	61,189	88,424
Depreciation	(7,087)	(15,882)	(45,326)	(68,295)
Other	(102)	(8,192)	535	(7,759)

Balance as of March 31, 2022	¥81,637	¥130,181	¥95,882	¥307,700

Additions	10,386	30,294	43,474	84,154
Depreciation	(6,025)	(15,887)	(51,193)	(73,105)
Other	370	(8,529)	(2,245)	(10,404)

Balance as of March 31, 2023	¥86,368	¥136,059	¥85,918	¥308,345